Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value By Balance Sheet Grouping Text Block
	December 31, 2014
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$381,095	$381,095	$-	$-	$381,095
Money market investments	1,822,386	1,671,477	150,909	-	1,822,386
Trading account securities, excluding
derivatives[1]	138,527	-	129,360	9,167	138,527
Investment securities available-for-sale[1]	5,315,159	323	5,313,511	1,325	5,315,159
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	101,573	-	-	92,597	92,597
Collateralized mortgage
obligation-federal agency	97	-	-	102	102
Other	1,500	-	1,500	-	1,500
Total investment securities
held-to-maturity	$103,170	$-	$1,500	$92,699	$94,199
Other investment securities:
FHLB stock	$66,773	$-	$66,773	$-	$66,773
FRB stock	80,025	-	80,025	-	80,025
Trust preferred securities	13,197	-	12,197	1,000	13,197
Other investments	1,911	-	-	5,028	5,028
Total other investment securities	$161,906	$-	$158,995	$6,028	$165,023
Loans held-for-sale	$106,104	$-	$27,074	$87,862	$114,936
Loans not covered under loss sharing
agreement with the FDIC	18,884,732	-	-	18,079,609	18,079,609
Loans covered under loss sharing
agreements with the FDIC	2,460,589	-	-	2,947,909	2,947,909
FDIC loss share asset	542,454	-	-	481,420	481,420
Mortgage servicing rights	148,694	-	-	148,694	148,694
Derivatives	25,362	-	25,362	-	25,362
	December 31, 2014
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$17,333,090	$-	$17,333,090	$-	$17,333,090
Time deposits	7,474,445	-	7,512,683	-	7,512,683
Total deposits	$24,807,535	$-	$24,845,773	$-	$24,845,773
Assets sold under agreements to
repurchase:
Securities sold under agreements
to repurchase	$1,271,657	$-	$1,269,398	$-	$1,269,398
Total assets sold under agreements to
repurchase	$1,271,657	$-	$1,269,398	$-	$1,269,398
Other short-term borrowings[2]	$21,200	$-	$20,200	$1,000	$21,200
Notes payable:
FHLB advances	802,198	-	814,877	-	814,877
Unsecured senior debt securities	450,000	-	460,530	-	460,530
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	379,400	-	379,400
Junior subordinated deferrable
interest debentures (Troubled
Others	19,830	-	-	19,830	19,830
Total notes payable	$1,711,828	$-	$1,654,807	$19,830	$1,674,637
Derivatives	$23,032	$-	$23,032	$-	$23,032
Contingent consideration	$133,634	$-	$-	$133,634	$133,634

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value
Commitments to extend credit	$7,135,352	$-	$-	$1,716	$1,716
Letters of credit	49,182	-	-	486	486

	December 31, 2013
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$423,211	$423,211	$-	$-	$423,211
Money market investments	858,453	677,033	181,420	-	858,453
Trading account securities, excluding
derivatives[1]	339,660	-	326,509	13,151	339,660
Investment securities available-for-sale[1]	5,294,800	412	5,287,865	6,523	5,294,800
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	113,881	-	-	94,712	94,712
Collateralized mortgage
obligation-federal agency	115	-	-	122	122
Other	26,500	-	1,500	24,354	25,854
Total investment securities
held-to-maturity	$140,496	$-	$1,500	$119,188	$120,688
Other investment securities:
FHLB stock	$85,245	$-	$85,245	$-	$85,245
FRB stock	80,385	-	80,385	-	80,385
Trust preferred securities	14,197	-	13,197	1,000	14,197
Other investments	1,925	-	-	4,699	4,699
Total other investment securities	$181,752	$-	$178,827	$5,699	$184,526
Loans held-for-sale	$110,426	$-	$3,155	$109,405	$112,560
Loans not covered under loss sharing
agreement with the FDIC	21,073,403	-	-	19,070,337	19,070,337
Loans covered under loss sharing
agreements with the FDIC	2,882,335	-	-	3,404,128	3,404,128
FDIC loss share asset	948,608	-	-	837,131	837,131
Mortgage servicing rights	161,099	-	-	161,099	161,099
Derivatives	34,793	-	34,793	-	34,793
	December 31, 2013
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$18,399,793	$-	$18,399,793	$-	$18,399,793
Time deposits	8,311,352	-	8,367,410	-	8,367,410
Total deposits	$26,711,145	$-	$26,767,203	$-	$26,767,203
Assets sold under agreements to
repurchase:
Securities sold under agreements
to repurchase	$1,021,102	$-	$1,025,628	$-	$1,025,628
Structured repurchase agreements	638,190	-	694,422	-	694,422
Total assets sold under agreements to
repurchase	$1,659,292	$-	$1,720,050	$-	$1,720,050
Other short-term borrowings[2]	$401,200	$-	$401,200	$-	$401,200
Notes payable:
FHLB advances	589,229	-	604,976	-	604,976
Medium-term notes	689	-	-	716	716
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	348,222	-	348,222
Junior subordinated deferrable
interest debentures (Troubled
Asset Relief Program)	531,540	-	-	1,006,638	1,006,638
Others	23,496	-	-	23,496	23,496
Total notes payable	$1,584,754	$-	$953,198	$1,030,850	$1,984,048
Derivatives	$32,378	$-	$32,378	$-	$32,378
Contingent consideration	$128,299	$-	$-	$128,299	$128,299

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value
Commitments to extend credit	$7,490,927	$-	$-	$2,571	$2,571
Letters of credit	82,007	-	-	901	901